Financial Assets and Liabilities - Fair Value Movement of Contingent Consideration (Details) - 12 months ended Jun. 30, 2018 - Contingent consideration	GBP (£)	$ / shares
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Fair value at 1 July 2017	£ 0
Contingent liabilities recognised as of acquisition date	10,933,000
Movement in fair value recognised in finance cost	126,000
Foreign exchange recognised in other comprehensive income	255,000
Fair value at 30 June 2018	£ 11,314,000
Discounted cash flow | Recurring fair value measurement
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Current Period Of Future Cash Outflows To Be Paid To Fulfil Obligation, Significant Unobservable Inputs, Liabilities	3 years
Significant unobservable inputs, fair value of ordinary shares | $ / shares		$ 12.79
Significant unobservable inputs, discount rate	3.00%
Top of range | Discounted cash flow | Recurring fair value measurement
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Significant unobservable inputs, expected future cash flows	£ 12,100,000
Bottom of range | Discounted cash flow | Recurring fair value measurement
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Significant unobservable inputs, expected future cash flows	£ 0